U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
SEC File Number
FORM 12b-25	000-08773
CUSIP Number
NOTIFICATION OF LATE FILING	226120103
(Check One):

(Check One) [X] Form 10-K and Form 10-KSB [ ]Form 20-F [ ] Form 11-K [X] Form 10-Q and 10-QSB

[ ]Form N-SAR [ ] Form N-CSR

For Period Ended: December 31, 2006
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended:
Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Items(s) to which the notification relates:

Part I - Registrant Information

Full name of Registrant:  Crested Corp.

Former Name if Applicable: N/A

Address of Principal Executive Office (Street and Number): 877 N. 8th W.

City, State and Zip Code: Riverton, Wyoming 82501

Part II - Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
X	(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III - Narrative

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report or portion thereof, could not be filed within the prescribed time period.

On February 7, 2007, the registrant appointed Moss Adams, LLP as the new audit firm for the year ended December 31, 2006. The former firm (Epstein, Weber & Conover, PLC) merged into Moss Adams and the partners of Epstein Weber Conover, PLC became partners of Moss Adams, LLP. Partly due to transition matters associated with that change, the audit report has not been issued as of April 2, 2007.

Part IV - Other Information

(1) Name and telephone number of person to contact in regard to this notification. Stephen E. Rounds, Attorney, 303.377.6997.

(2) Have all other periodic reports required under section 13 or 15(d)of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify reports(s).
[X]Yes [ ]No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
[X]Yes [ ]No

Prior to the recognition of a deferred income tax benefit of $7,355,800 and a current income tax benefit of $100,000, the registrant recorded a net loss of $3,782,900 for the twelve months ended December 31, 2006 as compared to net income before income taxes of $4,641,400 during the year ended December 31, 2005. After the recognition of tax benefits, net income for the twelve months ended December 31, 2006 was $3,850,900 or $0.22 per diluted share as compared to earnings of $4,541,400 or $0.26 per diluted share for the year ended December 31, 2005. The major reason for the change in earnings was a reduction of $2,021,900 in the gain on sale of investments in the form of marketable securities of Enterra Energy Trust. Additionally the Company recorded litigation settlement expense with Phelps Dodge relating to the Lucky Jack molybdenum property in the amount of $3,500,000 during the year ended December 31, 2006. These reductions in net income were partially offset by a gain on the sale of the Company’s equity position in U.S. Energy Corp. of $2,023,800. Lastly due to management’s belief that the sale of its interest in uranium properties to sxr Uranium One is more than likely to occur, the Company recognized a benefit from income taxes of $7,633,800 pursuant to SFAS 109.

Crested Corp. has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: April 3, 2007	By:	/s/ Robert Scott Lorimer
Robert Scott Lorimer, CFO